                            [LOGO OF NATIONWIDE/(R)/]

                                       MFS
                                    VARIABLE
                                     ACCOUNT

                                  Annual Report

                                       to

                                 Contract Owners

                                December 31, 2004

                        NATIONWIDE LIFE INSURANCE COMPANY

                           HOME OFFICE: COLUMBUS, OHIO

APO-719-12/04

                              MFS VARIABLE ACCOUNT
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
      491,938 shares (cost $491,938) .........................................................   $       491,938
    Massachusetts Investors Growth Stock Fund - Class A (MFSGrStk)
      2,395,017 shares (cost $40,993,613) ....................................................        29,602,406
    Massachusetts Investors Trust - Class A (MFSInvTr)
      1,171,346 shares (cost $21,685,858) ....................................................        20,217,431
    MFS/(R)/ Bond Fund - Class A (MFSBdFd)
      1,258,814 shares (cost $15,705,857) ....................................................        16,565,986
    MFS/(R)/ Emerging Growth Fund - Class A (MFSEmGro)
      186,991 shares (cost $8,219,824) .......................................................         5,976,230
    MFS/(R)/ Growth Opportunities Fund - Class A (MFSGrOpp)
      5,668,389 shares (cost $74,890,871) ....................................................        50,165,243
    MFS/(R)/ High Income Fund - Class A (MFSHiInc)
      3,408,830 shares (cost $13,097,886) ....................................................        13,669,407
    MFS/(R)/ Research Fund - Class A (MFSRsrch)
      916,858 shares (cost $22,203,221) ......................................................        18,502,185
    MFS/(R)/ Series Trust IV - MFS/(R)/ Money Market Fund (MFSMyMkt)
      19,047,600 shares (cost $19,047,600) ...................................................        19,047,600
    MFS/(R)/ Strategic Income Fund - Class A (MFSStratIncA)
      272,160 shares (cost $1,769,045) .......................................................         1,894,231
    MFS/(R)/ Total Return Fund - Class A (MFSTotRe)
      2,548,559 shares (cost $37,152,165) ....................................................        40,776,945
                                                                                                 ---------------
        Total investments ....................................................................       216,909,602
Accounts receivable ..........................................................................                 -
                                                                                                 ---------------
        Total assets .........................................................................       216,909,602
Accounts payable .............................................................................           420,966
                                                                                                 ---------------
Contract owners' equity (note 4) .............................................................   $   216,488,636
                                                                                                 ===============

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:                                      Total            GVITMyMkt           MFSGrStk          MFSInvTr
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $     3,892,929              4,287            118,604            180,171
  Mortality and expense risk charges (note 2) ....        (2,854,678)            (7,121)          (392,370)          (258,613)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................         1,038,251             (2,834)          (273,766)           (78,442)
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........        44,873,902            221,882          6,284,269          3,587,534
  Cost of mutual fund shares sold ................       (57,697,695)          (221,882)        (8,811,886)        (3,950,422)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........       (12,823,793)                 -         (2,527,617)          (362,888)
  Change in unrealized gain (loss) on investments         27,771,109                  -          5,056,503          2,305,737
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............        14,947,316                  -          2,528,886          1,942,849
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................           961,874                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $    16,947,441             (2,834)         2,255,120          1,864,407
                                                     ===============    ===============    ===============    ===============

Investment activity:                                     MFSBdFd            MFSEmGro           MFSGrOpp          MFSHiInc
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................           968,287                  -            242,364          1,028,319
  Mortality and expense risk charges (note 2) ....          (231,802)           (76,859)          (662,520)          (173,471)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................           736,485            (76,859)          (420,156)           854,848
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         4,318,938          1,477,574          9,032,039          3,885,596
  Cost of mutual fund shares sold ................        (4,206,489)        (2,963,785)       (16,260,232)        (4,621,720)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........           112,449         (1,486,211)        (7,228,193)          (736,124)
  Change in unrealized gain (loss) on investments.           (43,735)         2,180,803         11,992,797            848,098
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............            68,714            694,592          4,764,604            111,974
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from  operations ...           805,199            617,733          4,344,448            966,822
                                                     ===============    ===============    ===============    ===============

Investment activity:                                    MFSRsrch            MFSMyMkt        MFSStratIncA          MFSTotRe
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested dividends ...........................   $        30,809            207,560            125,412            987,116
  Mortality and expense risk charges (note 2) ....          (231,170)          (280,401)           (26,919)          (513,432)
                                                     ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) .................          (200,361)           (72,841)            98,493            473,684
                                                     ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ..........         2,621,423          7,463,036            794,306          5,187,305
  Cost of mutual fund shares sold ................        (2,986,039)        (7,463,036)          (756,342)        (5,455,862)
                                                     ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ..........          (364,616)                 -             37,964           (268,557)
  Change in unrealized gain (loss) on investments.         2,893,439                  -             (6,421)         2,543,888
                                                     ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ...............         2,528,823                  -             31,543          2,275,331
                                                     ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains .......................                 -                  -                  -            961,874
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
    owners' equity resulting from operations .....   $     2,328,462            (72,841)           130,036          3,710,889
                                                     ===============    ===============    ===============    ===============

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                                   Total                               GVITMyMkt
                                                     ----------------------------------    ----------------------------------
Investment activity:                                       2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $     1,038,251            863,739             (2,834)            (4,697)
  Realized gain (loss) on investments ............       (12,823,793)       (14,412,711)                 -                  -
  Change in unrealized gain (loss) on investments         27,771,109         49,815,675                  -                  -
  Reinvested capital gains .......................           961,874                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        16,947,441         36,266,703             (2,834)            (4,697)
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................         3,917,697          5,748,755             11,708             19,482
  Transfers between funds ........................                 -                  -             16,914                  -
  Redemptions (note 3) ...........................       (35,628,790)       (33,877,920)          (151,638)          (333,461)
  Annuity benefits ...............................          (297,024)          (387,227)                 -                  -
  Annual contract maintenance charges (note 2) ...          (140,520)          (153,290)            (1,166)            (1,271)
  Contingent deferred sales charges (note 2) .....           (28,342)           (43,807)                 -                (42)
  Adjustments to maintain reserves ...............            17,934           (420,741)            (3,781)                 -
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................       (32,159,045)       (29,134,230)          (127,963)          (315,292)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............       (15,211,604)         7,132,473           (130,797)          (319,989)
Contract owners' equity beginning of period ......       231,700,240        224,567,767            622,747            942,736
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $   216,488,636        231,700,240            491,950            622,747
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................         2,765,940          3,206,984             23,039             34,637
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................           230,990            367,802              3,413                717
  Units redeemed .................................          (673,438)          (808,846)            (8,160)           (12,315)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................         2,323,492          2,765,940             18,292             23,039
                                                     ===============    ===============    ===============    ===============

                                                                   MFSGrStk                              MFSInvTr
                                                     ----------------------------------    ----------------------------------
Investment activity:                                       2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................          (273,766)          (411,274)           (78,442)          (124,307)
  Realized gain (loss) on investments ............        (2,527,617)        (3,076,864)          (362,888)          (442,706)
  Change in unrealized gain (loss) on investments          5,056,503          9,439,150          2,305,737          4,173,407
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         2,255,120          5,951,012          1,864,407          3,606,394
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................           424,401            905,653            613,918            700,268
  Transfers between funds ........................          (415,784)           114,259            269,819            133,378
  Redemptions (note 3) ...........................        (4,436,924)        (5,436,049)        (3,325,959)        (2,159,704)
  Annuity benefits ...............................           (33,362)           (40,527)           (15,414)           (20,313)
  Annual contract maintenance charges (note 2) ...           (17,647)           (19,510)            (9,440)           (10,185)
  Contingent deferred sales charges (note 2) .....            (1,789)            (6,586)              (930)            (3,438)
  Adjustments to maintain reserves ...............          (157,374)            (2,100)           (66,408)           (47,364)
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................        (4,638,479)        (4,484,860)        (2,534,414)        (1,407,358)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (2,383,359)         1,466,152           (670,007)         2,199,036
Contract owners' equity beginning of period ......        32,004,238         30,538,086         20,874,402         18,675,366
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        29,620,879         32,004,238         20,204,395         20,874,402
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................           203,242            236,246            167,181            179,905
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            14,009             16,081             10,020             12,845
  Units redeemed .................................           (43,254)           (49,085)           (30,071)           (25,569)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           173,997            203,242            147,130            167,181
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  MFSBdFd                              MFSEmGro
                                                     ----------------------------------    ----------------------------------
Investment activity:                                       2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $       736,485            881,856            (76,859)           (73,717)
  Realized gain (loss) on investments ............           112,449           (206,941)        (1,486,211)        (1,392,857)
  Change in unrealized gain (loss) on investments            (43,735)           957,747          2,180,803          2,917,874
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           805,199          1,632,662            617,733          1,451,300
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................           271,193            368,936             74,157            673,107
  Transfers between funds ........................          (769,873)             5,385            276,349           (165,298)
  Redemptions (note 3) ...........................        (3,178,603)        (3,557,261)        (1,200,314)        (1,016,308)
  Annuity benefits ...............................           (39,348)           (81,251)            (1,098)            (1,101)
  Annual contract maintenance charges (note 2) ...            (8,478)           (10,048)            (5,690)            (5,779)
  Contingent deferred sales charges (note 2) .....            (1,379)            (4,121)              (499)            (1,625)
  Adjustments to maintain reserves ...............           (30,463)            16,998             61,142                  8
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................        (3,756,951)        (3,261,362)          (795,953)          (516,996)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (2,951,752)        (1,628,700)          (178,220)           934,304
Contract owners' equity beginning of period ......        19,396,025         21,024,725          6,154,728          5,220,424
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    16,444,273         19,396,025          5,976,508          6,154,728
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................           296,930            347,226            185,347            204,479
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................             9,444             30,565             20,015             36,571
  Units redeemed .................................           (65,598)           (80,861)           (44,041)           (55,703)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           240,776            296,930            161,321            185,347
                                                     ===============    ===============    ===============    ===============

                                                                  MFSGrOpp                              MFSHiInc
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................          (420,156)          (649,230)           854,848            922,846
  Realized gain (loss) on investments ............        (7,228,193)        (6,327,079)          (736,124)        (1,076,020)
  Change in unrealized gain (loss) on investments         11,992,797         18,885,061            848,098          2,715,243
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         4,344,448         11,908,752            966,822          2,562,069
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................           464,685            740,623            646,999            540,336
  Transfers between funds ........................          (278,001)           157,242           (285,138)           643,146
  Redemptions (note 3) ...........................        (7,856,566)        (5,122,045)        (2,084,328)        (1,815,215)
  Annuity benefits ...............................           (46,608)           (59,229)           (28,466)           (32,046)
  Annual contract maintenance charges (note 2) ...           (40,330)           (42,837)            (9,525)            (9,905)
  Contingent deferred sales charges (note 2) .....            (5,360)            (7,034)            (1,985)            (1,776)
  Adjustments to maintain reserves ...............          (339,682)          (222,910)          (102,731)            (2,695)
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................        (8,101,862)        (4,556,190)        (1,865,174)          (678,155)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............        (3,757,414)         7,352,562           (898,352)         1,883,914
Contract owners' equity beginning of period ......        53,662,803         46,310,241         14,461,426         12,577,512
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............        49,905,389         53,662,803         13,563,074         14,461,426
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................           404,312            440,691            195,093            205,289
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................             9,261             27,222             27,291             34,249
  Units redeemed .................................           (69,325)           (63,601)           (52,169)           (44,445)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           344,248            404,312            170,215            195,093
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)

MFS VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                  MFSRsrch                              MFSMyMkt
                                                     ----------------------------------    ----------------------------------
Investment activity:                                       2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................   $      (200,361)          (104,709)           (72,841)          (197,342)
  Realized gain (loss) on investments ............          (364,616)        (1,102,298)                 -                  -
  Change in unrealized gain (loss) on investments          2,893,439          4,793,017                  -                  -
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         2,328,462          3,586,010            (72,841)          (197,342)
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................           273,193            368,236            442,766            656,296
  Transfers between funds ........................           435,394           (522,473)          (412,156)        (1,195,537)
  Redemptions (note 3) ...........................        (2,465,795)        (2,878,505)        (4,893,822)        (6,760,759)
  Annuity benefits ...............................           (25,724)           (24,637)           (43,744)           (56,087)
  Annual contract maintenance charges (note 2) ...            (9,468)           (10,104)           (20,384)           (24,357)
  Contingent deferred sales charges (note 2) .....            (1,671)            (5,545)            (3,226)            (8,987)
  Adjustments to maintain reserves ...............            12,412            (20,551)           149,547           (107,944)
                                                     ---------------    ---------------    ---------------    ---------------
    Net equity transactions ......................        (1,781,659)        (3,093,579)        (4,781,019)        (7,497,375)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           546,803            492,431         (4,853,860)        (7,694,717)
Contract owners' equity beginning of period ......        17,975,069         17,482,638         23,913,831         31,608,548
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $    18,521,872         17,975,069         19,059,971         23,913,831
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................           127,603            152,177            670,503            877,297
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................             6,646              7,201             98,839            156,516
  Units redeemed .................................           (18,694)           (31,775)          (235,064)          (363,310)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           115,555            127,603            534,278            670,503
                                                     ===============    ===============    ===============    ===============

                                                                 MFSStratIncA                           MFSTotRe
                                                     ----------------------------------    ----------------------------------
Investment activity:                                      2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
  Net investment income (loss) ...................            98,493            110,501            473,684            513,812
  Realized gain (loss) on investments ............            37,964             14,711           (268,557)          (802,657)
  Change in unrealized gain (loss) on investments             (6,421)           155,599          2,543,888          5,778,577
  Reinvested capital gains .......................                 -                  -            961,874                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           130,036            280,811          3,710,889          5,489,732
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................            63,365             27,104            631,312            748,714
  Transfers between funds ........................            85,835            197,501          1,076,641            632,397
  Redemptions (note 3) ...........................          (772,842)          (356,901)        (5,261,999)        (4,441,712)
  Annuity benefits ...............................            (4,243)            (4,049)           (59,017)           (67,987)
  Annual contract maintenance charges (note 2) ...            (1,711)            (1,883)           (16,681)           (17,411)
  Contingent deferred sales charges (note 2) .....            (3,491)              (420)            (8,012)            (4,233)
  Adjustments to maintain reserves ...............              (448)               517            495,720            (34,700)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................          (633,535)          (138,131)        (3,142,036)        (3,184,932)
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............          (503,499)           142,680            568,853          2,304,800
Contract owners' equity beginning of period ......         2,397,685          2,255,005         40,237,286         37,932,486
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............         1,894,186          2,397,685         40,806,139         40,237,286
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................           196,195            207,129            296,495            321,908
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            14,241             24,802             17,811             21,033
  Units redeemed .................................           (65,840)           (35,736)           (41,222)           (46,446)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................           144,596            196,195            273,084            296,495
                                                     ===============    ===============    ===============    ===============

See accompanying notes to financial statements.

================================================================================

                              MFS VARIABLE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

     (b)  The Contracts

          Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

               Portfolio of the Gartmore Variable Insurance Trust (Gartmore
               GVIT) (Gartmore is an affiliate of the Company);
                    Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Massachusetts Investors Growth Stock Fund - Class A
                     (MFSGrStk)
                    Massachusetts Investors Trust - Class A (MFSInvTr) MFS/(R)/ Bond Fund - Class A (MFSBdFd)
                    MFS/(R)/ Emerging Growth Fund - Class A (MFSEmGro) MFS/(R)/ Growth Opportunities Fund - Class A (MFSGrOpp) MFS/(R)/ High Income Fund - Class A (MFSHiInc)
                    MFS/(R)/ Research Fund - Class A (MFSRsrch)
                    MFS/(R)/ Series Trust IV - MFS/(R)/ Money Market Fund
                     (MFSMyMkt)
                    MFS/(R)/ Strategic Income Fund - Class A (MFSStratIncA) MFS/(R)/ Total Return Fund - Class A (MFSTotRe)

          At December 31, 2004, contract owners were invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                                                                     (Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f)  Calculation of Annuity Reserves

          Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments made for contracts. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owners' contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments or the amount surrendered. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company on each contract: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annualized rate of 1.30%.

                                                                     (Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

     The following table provides mortality and expense risk charges by asset fee rate for the period ended December 31, 2004:

                        Total     GVITMyMkt      MFSGrStk      MFSInvTr       MFSBdFd      MFSEmGro      MFSGrOpp      MFSHiInc
                 ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
1.00% ........   $        624             -             -             -           123             -           128           176
1.30% ........      2,854,054         7,121       392,370       258,613       231,679        76,859       662,392       173,295
                 ------------  ------------  ------------  ------------  ------------  ------------  ------------  ------------
  Totals .....   $  2,854,678         7,121       392,370       258,613       231,802        76,859       662,520       173,471
                 ============  ============  ============  ============  ============  ============  ============  ============

                     MFSRsrch      MFSMyMkt  MFSStratIncA      MFSTotRe
                 ------------  ------------  ------------  ------------
1.00% ........   $        197             -             -             -
1.30% ........        230,973       280,401        26,919       513,432
                 ------------  ------------  ------------  ------------
  Totals .....   $    231,170       280,401        26,919       513,432
                 ============  ============  ============  ============

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $1,849,892 and $2,710,748, respectively, and total transfers from the Account to the fixed account were $2,502,050 and $2,308,470, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

                                                                     (Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2004.

                                                 Contract                                                Investment
                                                  Expense                    Unit          Contract        Income         Total
                                                   Rate*       Units      Fair Value    Owners' Equity     Ratio**      Return***
                                                 --------   ----------   ------------   --------------   ----------   ------------
Gartmore GVIT Money Market Fund - Class I
  Tax qualified spectrum
    2004 .....................................       1.30%       9,715   $  26.886046   $      261,198         0.77%         -0.50%
    2003 .....................................       1.30%      11,017      27.020924          297,690         0.57%         -0.68%
    2002 .....................................       1.30%      13,005      27.206606          353,831         1.20%         -0.10%
    2001 .....................................       1.30%      17,171      27.235006          467,652         3.59%          2.25%
    2000 .....................................       1.30%      16,534      26.635917          440,398         7.15%          4.66%
  Non-tax qualified spectrum
    2004 .....................................       1.30%       8,577      26.903529          230,752         0.77%         -0.50%
    2003 .....................................       1.30%      12,022      27.038496          325,057         0.57%         -0.68%
    2002 .....................................       1.30%      21,632      27.224300          588,905         1.20%         -0.10%
    2001 .....................................       1.30%      21,487      27.252720          585,579         3.59%          2.25%
    2000 .....................................       1.30%      20,782      26.653239          553,908         7.15%          4.66%
Massachusetts Investors Growth Stock Fund - Class A
  Non-tax qualified
    2001 .....................................       1.00%          22     180.760000            3,977         0.00%        -25.55%
    2000 .....................................       1.00%         283     242.802557           68,713         0.00%         -8.15%
  Tax qualified spectrum
    2004 .....................................       1.30%     136,027     174.412880       23,724,861         0.38%          8.21%
    2003 .....................................       1.30%     160,279     161.187238       25,834,929         0.00%         21.05%
    2002 .....................................       1.30%     180,310     133.156467       24,009,491         0.00%        -29.33%
    2001 .....................................       1.30%     219,673     188.412415       41,389,120         0.00%        -25.78%
    2000 .....................................       1.30%     264,430     253.861108       67,128,493         0.00%         -8.42%
  Non-tax qualified spectrum
    2004 .....................................       1.30%      37,252     147.998232        5,513,230         0.38%          8.21%
    2003 .....................................       1.30%      41,256     136.775610        5,642,815         0.00%         21.05%
    2002 .....................................       1.30%      52,391     112.990059        5,919,696         0.00%        -29.33%
    2001 .....................................       1.30%      68,068     159.877572       10,882,547         0.00%        -25.78%
    2000 .....................................       1.30%      92,890     215.414123       20,009,818         0.00%         -8.42%
  Non-tax qualified spectrum (81-225)
    2004 .....................................       1.30%         718     161.224997          115,760         0.38%          8.21%
    2003 .....................................       1.30%       1,707     148.999396          254,342         0.00%         21.05%
    2002 .....................................       1.30%       3,545     123.088104          436,334         0.00%        -29.33%
    2001 .....................................       1.30%       3,973     174.165990          691,961         0.00%        -25.78%
    2000 .....................................       1.30%       4,035     234.665902          946,877         0.00%         -8.42%
Massachusetts Investors Trust - Class A
  Tax qualified spectrum
    2004 .....................................       1.30%     110,397     139.728768       15,425,637         0.88%         10.06%
    2003 .....................................       1.30%     126,062     126.957884       16,004,565         0.63%         20.55%
    2002 .....................................       1.30%     138,578     105.314003       14,594,166         0.43%        -23.02%
    2001 .....................................       1.30%     159,971     136.800938       21,884,183         0.26%        -17.34%
    2000 .....................................       1.30%     181,190     165.490844       29,985,286         0.16%         -1.63%
  Non-tax qualified spectrum
    2004 .....................................       1.30%      36,451     125.370293        4,569,873         0.88%         10.06%
    2003 .....................................       1.30%      40,549     113.911730        4,619,007         0.63%         20.55%
    2002 .....................................       1.30%      40,635      94.491963        3,839,676         0.43%        -23.02%
    2001 .....................................       1.30%      49,525     122.743311        6,078,862         0.26%        -17.34%
    2000 .....................................       1.30%      54,802     148.485046        8,137,277         0.16%         -1.63%
  Non-tax qualified spectrum (81-225)
    2004 .....................................       1.30%         282     133.193504           37,561         0.88%         10.06%
    2003 .....................................       1.30%         570     121.019919           68,981         0.63%         20.55%
    2002 .....................................       1.30%         692     100.388345           69,477         0.43%        -23.02%
    2001 .....................................       1.30%         943     130.402601          122,970         0.26%        -17.34%
    2000 .....................................       1.30%         981     157.750647          154,753         0.16%         -1.63%

                                                                     (Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                 Contract                                                Investment
                                                  Expense                    Unit          Contract        Income         Total
                                                   Rate*       Units      Fair Value    Owners' Equity     Ratio**      Return***
                                                 --------   ----------   ------------   --------------   ----------   ------------
MFS/(R)/ Bond Fund - Class A
  Non-tax qualified
    2004 .....................................       1.00%          55   $  80.807580   $        4,444         5.40%          5.01%
    2003 .....................................       1.00%          55      76.950312            4,232         5.70%          8.37%
    2002 .....................................       1.00%          55      71.008550            3,906         6.05%          7.56%
    2001 .....................................       1.00%          55      66.019681            3,631         7.15%          6.69%
    2000 .....................................       1.00%          55      61.878057            3,403         7.22%          7.69%
   Tax qualified spectrum
    2004 .....................................       1.30%     153,235      67.643464       10,365,346         5.40%          4.69%
    2003 .....................................       1.30%     191,717      64.610362       12,386,905         5.70%          8.04%
    2002 .....................................       1.30%     236,695      59.802655       14,154,979         6.05%          7.23%
    2001 .....................................       1.30%     231,830      55.770083       12,929,178         7.15%          6.37%
    2000 .....................................       1.30%     236,802      52.431142       12,415,799         7.22%          7.37%
  Non-tax qualified spectrum
    2004 .....................................       1.30%      86,748      67.588189        5,863,140         5.40%          4.69%
    2003 .....................................       1.30%     104,402      64.557566        6,739,939         5.70%          8.04%
    2002 .....................................       1.30%     109,698      59.753787        6,554,865         6.05%          7.23%
    2001 .....................................       1.30%     113,477      55.724510        6,323,450         7.15%          6.37%
    2000 .....................................       1.30%     118,772      52.388302        6,222,263         7.22%          7.37%
  Non-tax qualified spectrum (81-225)
    2004 .....................................       1.30%         738      67.852488           50,075         5.40%          4.69%
    2003 .....................................       1.30%         756      64.810014           48,996         5.70%          8.04%
    2002 .....................................       1.30%         778      59.987449           46,661         6.05%          7.23%
    2001 .....................................       1.30%         780      55.942416           43,635         7.15%          6.37%
    2000 .....................................       1.30%         782      52.593159           41,128         7.22%          7.37%
MFS/(R)/ Emerging Growth Fund - Class A
    2004 .....................................       1.30%     161,321      37.040085        5,975,343         0.00%         11.58%
    2003 .....................................       1.30%     185,347      33.195049        6,152,603         0.00%         30.08%
    2002 .....................................       1.30%     204,479      25.518193        5,217,931         0.00%        -36.27%
    2001 .....................................       1.30%     250,544      40.042529       10,032,416         0.00%        -26.79%
    2000 .....................................       1.30%     292,106      54.694222       15,976,510         0.00%        -26.35%
MFS/(R)/ Growth Opportunities Fund - Class A
  Non-tax qualified
    2001 .....................................       1.00%         553     167.912098           92,855         0.04%        -25.43%
    2000 .....................................       1.00%         902     225.168447          203,102         0.17%        -12.18%
  Tax qualified spectrum
    2004 .....................................       1.30%     277,416     148.266806       41,131,584         0.47%          9.31%
    2003 .....................................       1.30%     326,008     135.637357       44,218,863         0.00%         27.02%
    2002 .....................................       1.30%     357,744     106.788389       38,202,886         0.00%        -30.57%
    2001 .....................................       1.30%     415,059     153.801454       63,836,678         0.04%        -25.66%
    2000 .....................................       1.30%     466,347     206.878418       96,477,130         0.17%        -12.44%
  Non-tax qualified spectrum
    2004 .....................................       1.30%      59,857     125.944179        7,538,641         0.47%          9.31%
    2003 .....................................       1.30%      70,491     115.216190        8,121,704         0.00%         27.02%
    2002 .....................................       1.30%      74,878      90.710639        6,792,265         0.00%        -30.57%
    2001 .....................................       1.30%      84,891     130.645556       11,090,632         0.04%        -25.66%
    2000 .....................................       1.30%     103,204     175.731410       18,136,184         0.17%        -12.44%
  Non-tax qualified spectrum (81-225)
    2004 .....................................       1.30%       6,975     138.965236          969,283         0.47%          9.31%
    2003 .....................................       1.30%       7,813     127.128102          993,252         0.00%         27.02%
    2002 .....................................       1.30%       8,069     100.088979          807,623         0.00%        -30.57%
    2001 .....................................       1.30%       8,431     144.152668        1,215,351         0.04%        -25.66%
    2000 .....................................       1.30%       9,038     193.899831        1,752,467         0.17%        -12.44%
MFS/(R)/ High Income Fund - Class A
  Non-tax qualified
    2004 .....................................       1.00%         202      92.443254           18,674         7.34%          8.30%
    2003 .....................................       1.00%         202      85.362113           17,243         8.12%         21.53%
    2002 .....................................       1.00%         202      70.239841           14,177         9.10%         -0.24%
    2001 .....................................       1.00%         215      70.410701           15,138        10.68%          0.23%
    2000 .....................................       1.00%         217      70.251451           15,245        10.36%         -7.97%

                                                                     (Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                 Contract                                                Investment
                                                  Expense                    Unit          Contract        Income         Total
                                                   Rate*       Units      Fair Value    Owners' Equity     Ratio**      Return***
                                                 --------   ----------   ------------   --------------   ----------   ------------
  Tax qualified spectrum
    2004 .....................................       1.30%     105,335   $  79.095045   $    8,331,477         7.34%          7.97%
    2003 .....................................       1.30%     125,158      73.258371        9,168,871         8.12%         21.16%
    2002 .....................................       1.30%     132,416      60.463553        8,006,332         9.10%         -0.54%
    2001 .....................................       1.30%     148,159      60.794859        9,007,306        10.68%         -0.08%
    2000 .....................................       1.30%     166,438      60.842736       10,126,543        10.36%         -8.25%
  Non-tax qualified spectrum
    2004 .....................................       1.30%      61,681      77.895094        4,804,647         7.34%          7.97%
    2003 .....................................       1.30%      66,685      72.146967        4,811,120         8.12%         21.16%
    2002 .....................................       1.30%      69,447      59.546260        4,135,326         9.10%         -0.54%
    2001 .....................................       1.30%      78,180      59.872541        4,680,835        10.68%         -0.08%
    2000 .....................................       1.30%      88,149      59.919692        5,281,861        10.36%         -8.25%
  Non-tax qualified spectrum (81-225)
    2004 .....................................       1.30%       2,997      79.095045          237,048         7.34%          7.97%
    2003 .....................................       1.30%       3,048      73.258371          223,292         8.12%         21.16%
    2002 .....................................       1.30%       3,224      60.463553          194,934         9.10%         -0.54%
    2001 .....................................       1.30%       3,613      60.794859          219,652        10.68%         -0.08%
    2000 .....................................       1.30%       3,616      60.842736          220,007        10.36%         -8.25%
MFS/(R)/ Research Fund - Class A
  Tax qualified spectrum
    2004 .....................................       1.30%      84,247     164.332015       13,844,479         0.17%         14.07%
    2003 .....................................       1.30%      95,655     144.057251       13,779,796         0.68%         22.92%
    2002 .....................................       1.30%     115,965     117.191770       13,590,178         0.00%        -25.77%
    2001 .....................................       1.30%     138,718     157.870166       21,899,434         0.00%        -22.63%
    2000 .....................................       1.30%     159,948     204.041714       32,636,064         0.00%         -5.85%
  Non-tax qualified spectrum
    2004 .....................................       1.30%      30,453     143.588283        4,372,694         0.17%         14.07%
    2003 .....................................       1.30%      31,091     125.872814        3,913,512         0.68%         22.92%
    2002 .....................................       1.30%      35,313     102.398579        3,616,041         0.00%        -25.77%
    2001 .....................................       1.30%      45,125     137.942100        6,224,637         0.00%        -22.63%
    2000 .....................................       1.30%      56,126     178.285383       10,006,445         0.00%         -5.85%
  Non-tax qualified spectrum (81-225)
    2004 .....................................       1.30%         855     162.413823          138,864         0.17%         14.07%
    2003 .....................................       1.30%         857     142.375726          122,016         0.68%         22.92%
    2002 .....................................       1.30%         899     115.823840          104,082         0.00%        -25.77%
    2001 .....................................       1.30%         900     156.027411          140,425         0.00%        -22.63%
    2000 .....................................       1.30%         900     201.660027          181,494         0.00%         -5.85%
MFS/(R)/ Series Trust IV - MFS/(R)/ Money Market Fund
  Non-tax qualified
    2002 .....................................       1.00%      19,378      42.496034          823,496         1.26%          0.23%
    2001 .....................................       1.00%       1,494      42.398388           63,343         3.95%          2.67%
    2000 .....................................       1.00%       1,494      41.297513           61,698         5.68%          4.85%
  Tax qualified spectrum
    2004 .....................................       1.30%     357,669      35.226089       12,599,280         0.97%         -0.31%
    2003 .....................................       1.30%     450,754      35.336126       15,927,900         0.62%         -0.70%
    2002 .....................................       1.30%     599,111      35.586978       21,320,566         1.26%         -0.07%
    2001 .....................................       1.30%     617,345      35.613125       21,985,585         3.95%          2.35%
    2000 .....................................       1.30%     698,413      34.794442       24,300,891         5.68%          4.53%
  Non-tax qualified spectrum
    2004 .....................................       1.30%     176,609      35.250565        6,225,567         0.97%         -0.31%
    2003 .....................................       1.30%     219,749      35.360678        7,770,474         0.62%         -0.70%
    2002 .....................................       1.30%     258,808      35.611705        9,216,599         1.26%         -0.07%
    2001 .....................................       1.30%     377,759      35.637871       13,462,527         3.95%          2.35%
    2000 .....................................       1.30%     375,712      34.818619       13,081,773         5.68%          4.53%
MFS/(R)/ Strategic Income Fund - Class A
    2004 .....................................       1.30%     144,596      12.878519        1,862,182         5.84%          6.91%
    2003 .....................................       1.30%     196,195      12.045630        2,363,292         6.09%         12.30%
    2002 .....................................       1.30%     207,129      10.725862        2,221,640         6.44%          5.99%
    2001 .....................................       1.30%     235,007      10.119915        2,378,250         3.12%          1.20%
  Tax qualified spectrum
    2000 .....................................       1.30%      44,427      49.344888        2,192,245         0.00%          0.07%

                                                                     (Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                 Contract                                                Investment
                                                  Expense                    Unit          Contract        Income         Total
                                                   Rate*       Units      Fair Value    Owners' Equity     Ratio**      Return***
                                                 --------   ----------   ------------   --------------   ----------   ------------
  Non-tax qualified spectrum
    2000 .....................................       1.30%       7,210   $  48.108072   $      346,859         0.00%          0.07%
  Non-tax qualified spectrum (81-225)
    2000 .....................................       1.30%         310      49.268187           15,273         0.00%          0.07%
MFS/(R)/ Total Return Fund - Class A
  Tax qualified spectrum
    2004 .....................................       1.30%     193,192     149.671678       28,915,371         2.44%          9.92%
    2003 .....................................       1.30%     211,801     136.162330       28,839,318         2.60%         15.33%
    2002 .....................................       1.30%     232,989     118.061756       27,507,046         3.06%         -6.79%
    2001 .....................................       1.30%     256,837     126.662587       32,531,639         3.23%         -1.92%
    2000 .....................................       1.30%     271,352     129.147223       35,044,357         3.14%         17.49%
  Non-tax qualified spectrum
    2004 .....................................       1.30%      79,497     144.877193       11,517,302         2.44%          9.92%
    2003 .....................................       1.30%      84,372     131.800595       11,120,280         2.60%         15.33%
    2002 .....................................       1.30%      88,603     114.279844       10,125,508         3.06%         -6.79%
    2001 .....................................       1.30%      96,073     122.605160       11,779,046         3.23%         -1.92%
    2000 .....................................       1.30%      97,604     125.010205       12,201,496         3.14%         17.49%
  Non-tax qualified spectrum (81-225)
    2004 .....................................       1.30%         395     148.215568           58,545         2.44%          9.92%
    2003 .....................................       1.30%         322     134.837649           43,418         2.60%         15.33%
    2002 .....................................       1.30%         316     116.913171           36,935         3.06%         -6.79%
    2001 .....................................       1.30%         632     125.430326           79,272         3.23%         -1.92%
    2000 .....................................       1.30%         797     127.890790          101,929         3.14%         17.49%
                                                                                        --------------
2004 Reserves for annuity contracts in payout phase: ................................        1,785,778
                                                                                        --------------
2004 Contract owners' equity ........................................................   $  216,488,636
                                                                                        ==============
2003 Reserves for annuity contracts in payout phase: ................................        1,885,828
                                                                                        --------------
2003 Contract owners' equity ........................................................   $  231,700,240
                                                                                        ==============
2002 Reserves for annuity contracts in payout phase: ................................        2,062,215
                                                                                        --------------
2002 Contract owners' equity ........................................................   $  224,567,767
                                                                                        ==============
2001 Reserves for annuity contracts in payout phase: ................................        2,908,250
                                                                                        --------------
2001 Contract owners' equity ........................................................   $  315,050,016
                                                                                        ==============
2000 Reserves for annuity contracts in payout phase: ................................        3,705,168
                                                                                        --------------
2000 Contract owners' equity ........................................................   $  428,172,857
                                                                                        ==============

     * This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     *** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of MFS Variable Account:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of MFS Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE INSURANCE COMPANY                                    PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220       U.S. POSTAGE
                                                                        PAID
                                                                     NATIONWIDE

Nationwide/(R)/ is a registered federal service mark of Nationwide Mutual Insurance Company